UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund:  BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,490	$1,508,625
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	805	903,274
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,042,253

		6,454,152
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	1,390	1,390,361
5.00%, 6/01/46	2,250	1,844,640

		3,235,001
Arizona — 0.2%
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	860	825,566
California — 13.0%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,585,000
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,839,631
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,265	1,497,418
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	145	164,049
5.25%, 8/15/49	370	416,213
California Pollution Control Financing Authority, RB (a):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	1,230	1,275,596
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	1,495	1,640,374
Municipal Bonds	Par (000)	Value
California (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	$5,930	$6,826,794
5.25%, 5/15/39	800	923,280
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	360	429,890
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/42 (b)	2,000	662,140
State of California, GO, Various Purposes, 6.00%, 3/01/33	2,525	3,128,273
State of California, Refunding, GO, Various Purposes, 6.50%, 4/01/33	14,925	18,406,555
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	905,200
Sub-Series I-1, 6.38%, 11/01/34	1,185	1,473,642
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	965	965,135

		45,139,190
Colorado — 0.6%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,245,733
University of Colorado, RB, Series A, 5.75%, 6/01/19 (c)	750	905,400

		2,151,133
Connecticut — 1.8%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,561,202
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/35	3,385	3,921,996

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	$950	$950,124

		6,433,322
Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,295,393
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	4,493,288

		5,788,681
District of Columbia — 2.9%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	240	284,189
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (b)	6,590	3,123,067
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	4,830	2,161,425
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (b)	6,515	2,765,487
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,709,970

		10,044,138
Florida — 2.5%
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,354,860
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	3,015	3,749,092
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,135	975,362
Municipal Bonds	Par (000)	Value
Florida (concluded)
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	$2,430	$2,761,501

		8,840,815
Georgia — 2.2%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	515	616,033
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	149,934
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	3,465	3,967,356
Municipal Electric Authority of Georgia, Refunding RB:
Series W, 6.60%, 1/01/18	2,220	2,397,844
Series X, 6.50%, 1/01/20	450	509,868

		7,641,035
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,355	1,566,922
Illinois — 23.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	5,865	7,177,176
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,200	3,373,856
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,555	4,971,327
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	820	923,574
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	800	803,576
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	4,455	4,765,692
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,213,243
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien:
Project, 5.00%, 11/01/42	3,280	3,679,963

2	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (concluded):
(AGM), 5.25%, 11/01/33	$1,325	$1,471,691
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	957,403
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (c)	5,000	6,034,900
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	275	276,265
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	1,610	1,872,961
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	3,265	3,824,654
Senior, Series C, 5.00%, 1/01/37	2,800	3,277,316
Series A, 5.00%, 1/01/38	2,315	2,665,584
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	4,315	4,652,390
Series B-2, 5.00%, 6/15/50	2,500	2,689,800
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	440	526,412
6.00%, 6/01/28	1,140	1,365,275
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	930	1,098,004
Series A (NPFGC), 6.70%, 11/01/21	5,310	6,298,350
Series C (NPFGC), 7.75%, 6/01/20	2,500	2,960,050
State of Illinois, GO:
5.00%, 2/01/39	1,540	1,667,574
Series A, 5.00%, 4/01/35	3,000	3,248,460
Series A, 5.00%, 4/01/38	3,640	3,920,280
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	716,720
Municipal Bonds	Par (000)	Value
Illinois (concluded)
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	$810	$934,780
5.00%, 4/01/44	985	1,134,188
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,800	2,805,264
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,250	1,250,725

		82,557,453
Indiana — 4.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	790	978,518
7.00%, 1/01/44	1,905	2,373,897
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,864,332
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	450	492,660
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,430	1,563,390
Sisters of St. Francis Health Services, 5.25%, 11/01/39	840	951,334
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,795	3,202,958
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,270	1,458,303

		14,885,392
Iowa — 2.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	960	1,028,361
5.50%, 12/01/22	2,340	2,489,222
5.25%, 12/01/25	460	508,190

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$1,425	$1,514,832
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	3,785	3,422,889

		8,963,494
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,147,951
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	1,200	889,920

		2,037,871
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	4,025,334
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,020	1,147,102
5.25%, 5/15/31	870	974,287
5.25%, 5/15/32	1,110	1,258,052
5.25%, 5/15/33	1,205	1,359,867
5.25%, 5/15/35	505	569,842

		9,334,484
Maryland — 1.2%
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,531,530
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	474,720
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,160	1,304,942
Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	$840	$1,024,724

		4,335,916
Massachusetts — 3.2%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	2,205	2,296,486
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	990	1,130,352
Massachusetts HFA, RB, AMT:
M/F Housing, Series A, 5.20%, 12/01/37	2,830	2,907,401
S/F Housing, Series 130, 5.00%, 12/01/32	2,720	2,805,054
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	2,010	2,160,609

		11,299,902
Michigan — 7.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,425	4,872,368
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,589,870
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	880	951,826
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	5,080	5,301,742
McLaren Health Care, 5.75%, 5/15/38	8,560	9,673,656

4	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (c)	$1,400	$1,767,962

		24,157,424
Mississippi — 1.5%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,859,980
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	1,065	1,215,708

		5,075,688
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	293,470
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	245	277,967

		571,437
Nebraska — 1.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	825	935,121
5.00%, 9/01/42	1,445	1,607,606
County of Hall Nebraska School District No 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	2,360	2,776,186

		5,318,913
New Jersey — 5.0%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,955	2,118,125
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	2,240	2,670,707
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	$520	$540,977
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,985	2,251,506
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	3,495	3,878,332
Transportation System, Series A, 5.50%, 6/15/41	1,635	1,884,861
Transportation System, Series B, 5.25%, 6/15/36	2,460	2,753,158
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,335	1,341,034

		17,438,700
New York — 15.1%
City of New York New York Industrial Development Agency, ARB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,920	1,931,021
City of New York New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	500	500,335
City of New York New York Transitional Finance Authority, RB:
Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,460	2,839,160
Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	7,604,835
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	9,405	11,363,873
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	12,633,270
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,220	1,393,874

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	$4,520	$4,833,824
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	340	380,763
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	850	959,301
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,790	2,153,406
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,388,587
6.00%, 12/01/42	1,250	1,486,162
Westchester County Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	700	702,688
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	2,300	2,179,733

		52,350,832
North Carolina — 1.8%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	1,680,293
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,597,680
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	595	681,590
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB (concluded):
Carolina Village Project, 6.00%, 4/01/38	$2,000	$2,138,860

		6,098,423
Ohio — 0.2%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	660	738,019
Pennsylvania — 1.7%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,230	1,328,486
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	2,164,806
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	1,035	1,070,842
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,286,872

		5,851,006
South Carolina — 3.2%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,280	3,752,353
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,180	7,374,100

		11,126,453
Tennessee — 0.3%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,147,951

6	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 7.9%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33 (e)(f)	$1,500	$75,000
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	2,140	2,520,941
City of Austin Texas Airport System, RB, AMT, 5.00%, 11/15/44	615	708,517
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	510	596,297
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	965	1,051,155
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	745	909,161
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	455	533,033
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	2,000	2,482,040
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	1,475	1,563,176
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 6.25%, 1/01/39	7,000	8,205,540
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,449,820
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	3,329,056
Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas State University System, Refunding, (AGM), 5.00%, 3/15/30	$2,750	$2,890,195

		27,313,931
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,780	3,127,472
Virginia — 2.7%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc.:
5.13%, 10/01/37	500	523,500
5.13%, 10/01/42	3,440	3,589,158
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,615	1,787,111
6.00%, 1/01/37	2,915	3,409,471

		9,309,240
Washington — 2.0%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,290	2,763,183
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,369,182

		7,132,365
Wisconsin — 3.3%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	8,489,328
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,818,185

		11,307,513
Total Municipal Bonds — 120.8%		419,599,834

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
California — 6.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	$3,271	$3,911,077
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (h)	2,610	2,971,903
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	9,480	10,934,990
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,290	2,543,847
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,258,467

		21,620,284
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	2,129	2,468,542
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,568,860
Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	6,597,013
Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,999	3,336,409
Maryland — 0.7%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	2,290	2,561,457
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,656,002
Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (h)	$2,009	$2,323,741
New York — 5.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series DD, 5.00%, 6/15/37	6,299	7,026,362
Series FF-2, 5.50%, 6/15/40	1,575	1,846,251
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	1,610	1,892,743
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	6,440	7,686,398

		18,451,754
North Carolina — 1.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,652,324
Ohio — 5.3%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,661,936
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	13,843	15,778,214

		18,440,150
South Carolina — 1.7%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (h)	4,995	5,744,450
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,520	2,907,198
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,955,186

8	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Texas (concluded)
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT, 5.25%, 9/01/32	$1,467	$1,516,183
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,830	2,141,718

		10,520,285
Washington — 5.3%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	5,000	5,498,600
5.00%, 11/01/36	4,000	4,389,790
(AGM), 5.00%, 11/01/32	7,693	8,462,874

		18,351,264
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (h)	2,499	2,793,808
		Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.2%		$129,086,343
Total Long-Term Investments (Cost — $483,815,774) — 158.0%		548,686,177

Short-Term Securities — 1.0%	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	3,522,471	3,522,471
Total Short-Term Securities (Cost — $3,522,471) — 1.0%		3,522,471
Total Investments (Cost — $487,338,245*) — 159.0%		552,208,648
Other Assets Less Liabilities — 0.4%		1,532,236
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.1%)		(66,488,523)
VMTP Shares, at Liquidation Value — (40.3%)		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$347,252,361

* As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$420,942,808

Gross unrealized appreciation	$66,481,764
Gross unrealized depreciation	(1,693,444)

Net unrealized appreciation	$64,788,320

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(g)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire from October 1, 2016 to November 15, 2019 is $13,391,269.

(i)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income
FFI Institutional Tax-Exempt Fund	1,726,061	1,796,410	3,522,471	$1,888

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(411)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$53,789,625	$(1,431,405)

10	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$548,686,177	—	$548,686,177
Short-Term Securities	$3,522,471	—	—	3,522,471

Total	$3,522,471	$548,686,177	—	$552,208,648

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,431,405)	—	—	$(1,431,405)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015	11

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$558,000	—	—	$558,000
Liabilities:
TOB trust certificates	—	$(66,477,520)	—	(66,477,520)
VMTP Shares	—	(140,000,000)	—	(140,000,000)

Total	$558,000	$(206,477,520)	—	$(205,919,520)

During the period ended January 31, 2015, there were no transfers between levels.

12	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 25, 2015